RELATED PARTY TRANSACTIONS - Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 540,692	$ 540,535	$ 544,014
Management bonus	496,894	70,035	0
Share-based expense	255,902	262,261	264,172
Directors' fees	120,500	73,000	67,000
Total remuneration	$ 1,413,988	$ 945,831	$ 875,186